Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:         United Investors Annuity Variable Account

United Investors Life Insurance Company

United Investors Advantage II

Filing Pursuant to Rule 497(j) for

File No. 33-12000; 811-5013

Commissioners:

On behalf of United Investors Life Insurance Company and United Investors Annuity Variable Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information being used in connection with the offering of the “Advantage II”, a variable annuity contract, does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 29 for United Investors Annuity Variable Account  as filed with the Commission on April 30, 2011 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy